SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENT

9. SUBSEQUENT EVENT

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855 and has the following subsequent event to report.

On February 20, 2026, the Company amended employee performance stock option dated 6/15/23. The amendment replaces performance vesting conditions of the unvested portion of the stock options to be vested over a fifteen (15) month period until remaining options are fully vested.

On March 6, the Company jointly filed a PCT Application with University of California, Santa Barbara for a previously filed nonprovisional patent application titled “Coupled Multi-Phase Oxidation-Reduction for Production of Chemicals,” detailing a novel thermochemical method for splitting water into hydrogen and oxygen without relying on expensive electrolyzers.